Other assets (Tables)	12 Months Ended
Mar. 31, 2021
Assets [Abstract]
Disclosure Of Detailed Information About Other Assets [Text Block]
	As of March 31,
	2021		2020
Current
Balances and receivables from statutory authorities (1)	Rs.	7,227	Rs.	4,445
Export benefits receivable (2)		2,070		2,652
Prepaid expenses		1,141		950
Others (3)		4,071		5,755
	Rs.	14,509	Rs.	13,802
Non-current
Security deposits	Rs.	666	Rs.	613
Others		168		231
	Rs.	834	Rs.	844

(1)
Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.

(2)	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
(3)	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.